UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Avenue, Suite E, Arlington, TX 76013

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC.

450 Wireless Blvd.

Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period: 10/31/10

Item 1.  Reports to Stockholders.

Annual Report

October 31, 2010

1-800-320-2185

www.epiphanyfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

October 31, 2010

My Fellow Shareholders:

We are pleased to be writing to you, our shareholders, as we approach the fourth anniversary of Epiphany Funds.  This year, we added mutual fund options for diversification, increased the number of firms offering Epiphany Funds to their clients, and increased total assets in the funds by more than 400%.

We are committed to investing with purpose.  To us, this means attempting to produce economic returns that provide a values-based return as well, by incorporating values into the process using our proprietary FFV Scorecard™.  The key to accomplishing this for Epiphany Funds is our integrated investment process.  This sounds complicated but is very straightforward.  Let’s say you are diabetic and can’t have sugar.  When you bake a pie with no sugar, do you replace it with a substitute that is sweet?  Of course you do, because you want the pie to taste right.  We use the same concept in FFV portfolio management.  If a company fails the FFV Scorecard™, we replace it with a substitute that gives the portfolio the same flavor.  In doing so, we believe that we will not sacrifice performance.

FFV stands for Faith and Family Values.  These values in companies can generally be defined as companies that promote the dignity of human life, support marriage and families, and reward corporate responsibility.  We measure corporate responsibility in the areas of corporate governance, protecting the environment, human rights, and employment practices.  I firmly believe that companies that exhibit these values make for better companies anyway.

In the Fiscal Year ending October 31, 2010, Epiphany Funds had strong performance in the following categories:

Large Company Stock

•

FFV Fund (EPVNX) - The performance has been just above the S&P 500 with a one-year return of 16.53%.

•

Large Cap Core Fund (EPCNX) – Over the period since fund inception on March 1, 2010, the fund returned 18.76% for the period versus the S&P 500 of 7.41% over the same eight month period.  Better stock selection has contributed heavily to the attractive returns relative to the S&P 500, as well as benefits related to timing of new investor cash in-flows.

Small Company Stock

•

 FFV Focused Fund (EPFNX) - The fund opened on March 1, 2010.  Over the period from inception to fiscal year-end, the fund returned 14.88% for the period versus the Russell 2500 of 10.77% over the same period.  The performance is attributed to better stock selection and timing of new investor cash in-flows.

Income

•

FFV Strategic Income (EPINX) - Since the fund opened on March 1, 2010, the fund returned 4.70% for the period versus the Barclay’s Capital Intermediate Aggregate Bond Index of 5.71%.  A 6% allocation to high yielding equities and high coupon income from the bond investments boosted the fund's cash flow generation. The fund gained momentum during the summer months and into the fall, as exposure to preferred stocks, corporate bonds and taxable municipals provided diversification and added total return as these markets rallied. The fund is presently cautious in the current rate environment and is actively looking for attractive yield opportunities.

Although we are very pleased with their performance to date, we recognize that comparisons must be considered relative to their short history.  We hope that we will be able to continue these returns as their performance history grows.  All of the funds are available in a retail and advisor share giving investors and their advisors a choice.

We sincerely appreciate your business.  We take our responsibility to our shareholders seriously and will to continue to look for ways to improve our performance.

Many blessings to you and your family during this joyful season and best wishes for a healthy and prosperous new year,

Samuel J. Saladino

CEO & Portfolio Manager

Epiphany Funds

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

The Russell 2500 is a broad index featuring 2,500 stocks that cover the small and mid cap market capitalizations.  The Russell 2500 is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of United States-based listed equities.  You cannot invest directly in an index.

The Barclays Capital Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  You cannot invest in an index directly.

1892-NLD-12/29/2010

EPIPHANY FFV FUND
PORTFOLIO REVIEW
October 31, 2010

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

		One Year	Since Inception (1)
Epiphany FFV Fund - Class N		16.53%	(2.10)%
Epiphany FFV Fund - Class A with sales load		11.06%	(0.81)%
Epiphany FFV Fund - Class A without sales load		16.88%	1.15%
Epiphany FFV Fund - Class C with contingent deferred sales charge		14.57%	(0.98)%
Epiphany FFV Fund - Class C without contingent deferred sales charge		15.57%	(0.98)%
S&P 500 Total Return Index (2)		16.52%	(2.46)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's total gross annual operating expenses, including underlying funds are 8.24%, 8.24% and 8.99% for the Class N, A and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is January 8, 2007, Class A is March 19, 2008 and Class C is February 13, 2008.
(2) Since inception return assumes inception date of January 8, 2007.

The S&P 500 Total Return Index is a unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Insurance	8.0%
Computers	7.2%
Oil & Gas	7.1%
Semiconductors	6.7%
Pharmaceuticals	6.0%
Food	4.9%
Retail	4.9%
Miscellaneous Manufacturing	4.3%
Electric	3.9%
Telecommunications	3.9%
Other, Cash & Cash Equivalents	43.1%
Total	100.0%

EPIPHANY FFV FOCUSED FUND
PORTFOLIO REVIEW
October 31, 2010

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

		Since Inception (1)
Epiphany FFV Focused Fund - Class N		14.88%
Epiphany FFV Focused Fund - Class A with sales load		4.09%
Epiphany FFV Focused Fund - Class A without sales load		9.56%
Epiphany FFV Focused Fund - Class C with contingent deferred sales charge		8.66%
Epiphany FFV Focused Fund - Class C without contingent deferred sales charge		9.66%
Russell 2500 Total Return Index (2)		10.77%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's estimated total gross annual operating expenses, including underlying funds are 2.01%, 2.01% and 2.76% for the Class N, A and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Retail	9.3%
Insurance	7.4%
Pharmaceuticals	6.5%
Banks	5.5%
Semiconductors	5.4%
Electronics	5.3%
Electric	3.9%
Oil & Gas	3.7%
REITS	3.7%
Chemicals	3.6%
Other, Cash & Cash Equivalents	45.7%
Total	100.0%

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO REVIEW
October 31, 2010

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

		Since Inception (1)
Epiphany FFV Strategic Income Fund - Class N		4.70%
Epiphany FFV Strategic Income Fund - Class A with sales load		(2.00)%
Epiphany FFV Strategic Income Fund - Class A without sales load		3.20%
Epiphany FFV Strategic Income Fund - Class C with contingent deferred sales charge		1.70%
Epiphany FFV Strategic Income Fund - Class C without contingent deferred sales charge		2.70%
Epiphany FFV Strategic Income Fund - Class I		4.78%
Barclays Capital Intermediate Aggregate Bond Index (2)		5.71%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's estimated total gross annual operating expenses, including underlying funds are 1.84%, 1.84%, 2.59% and 1.59% for the Class N, A, C and I shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010, Classes A and C is July 28, 2010 and Class I is March 16, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	66.4%
Preferred Stock	23.2%
Common Stock	6.2%
Other, Cash & Cash Equivalents	4.2%
Total	100.0%

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO REVIEW
October 31, 2010

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

		Since Inception (1)
Epiphany Large Cap Core Fund - Class N		18.76%
Epiphany Large Cap Core Fund - Class A with sales load		2.69%
Epiphany Large Cap Core Fund - Class A without sales load		8.13%
Epiphany Large Cap Core Fund - Class C with contingent deferred sales charge		7.04%
Epiphany Large Cap Core Fund - Class C without contingent deferred sales charge		8.04%
S&P 500 Total Return Index (2)		7.41%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund's estimated total gross annual operating expenses, including underlying funds are 2.09%, 2.09% and 2.84% for the Class N, A and C shares respectively per the March 1, 2010 Prospectus.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Classes A and C is July 28, 2010.
(2) Since inception return assumes inception date of March 1, 2010.

The S&P 500 Total Return Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Oil & Gas	11.2%
Pharmaceuticals	8.1%
Banks	7.7%
Computers	7.1%
Retail	5.9%
Telecommunications	4.8%
Semiconductors	4.4%
Software	4.0%
Healthcare-Services	3.9%
Aerospace/Defense	3.6%
Other, Cash & Cash Equivalents	39.3%
Total	100.0%

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010

Shares		Value
	COMMON STOCK - 98.4%
	ADVERTISING - 0.9%
1,160	Omnicom Group, Inc.	$ 50,994

	AEROSPACE/DEFENSE - 2.3%
1,370	Northrop Grumman Corp.	86,598
560	United Technologies Corp.	41,871
		128,469
	AGRICULTURE - 1.9%
3,200	Archer-Daniels-Midland Co.	106,624

	APPAREL - 1.6%
1,100	VF Corp.	91,564

	AUTO MANUFACTURERS - 1.6%
6,400	Ford Motor Co. *	90,432

	AUTO PARTS & EQUIPMENT - 1.1%
1,840	Johnson Controls, Inc.	64,621

	BANKS - 3.6%
1,520	PNC Financial Services Group, Inc.	81,928
1,100	Toronto-Dominion Bank (The)	79,420
1,650	US Bancorp	39,897
		201,245
	BEVERAGES - 0.8%
1,280	Dr Pepper Snapple Group, Inc.	46,784

	BIOTECHNOLOGY - 1.7%
2,440	Gilead Sciences, Inc. *	96,795

	CHEMICALS - 3.8%
1,000	Eastman Chemical Co.	78,570
800	Lubrizol Corp.	81,992
580	Praxair, Inc.	52,977
		213,539
	COMMERCIAL SERVICES - 1.3%
4,200	Western Union Co. (The)	73,920

	COMPUTERS - 7.2%
2,300	Accenture PLC - Class A	102,833
350	Apple, Inc. *	105,305
5,000	EMC Corp/Massachusetts *	105,050
2,300	Hewlett-Packard Co.	96,738
		409,926
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
1,600	American Express Co.	66,336
1,900	NYSE Euronext	58,216
		124,552

See accompanying notes to financial statements.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	ELECTRIC - 3.9%
1,160	Edison International	$ 42,804
1,900	NextEra Energy, Inc.	104,576
2,300	Northeast Utilities	71,944
		219,324
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
830	Emerson Electric Co.	45,567
1,140	Energizer Holdings, Inc. *	85,249
		130,816
	ELECTRONICS - 1.7%
3,100	Tyco Electronics, Ltd.	98,208

	FOOD - 4.9%
1,280	General Mills, Inc.	48,051
2,100	Hormel Foods Corp.	96,432
710	Kellogg Co.	35,685
3,200	Sysco Corp.	94,272
		274,440
	HEALTHCARE-PRODUCTS - 2.2%
1,300	Medtronic, Inc.	45,773
2,100	St Jude Medical, Inc. *	80,430
		126,203
	HEALTHCARE-SERVICES - 1.2%
1,200	Humana, Inc. *	69,948

	HOUSEHOLD PRODUCTS/WARES - 1.8%
1,600	Kimberly-Clark Corp.	101,344

	INSURANCE - 8.0%
1,520	Aflac, Inc.	84,953
970	AON Corp.	38,558
1,300	PartnerRe, Ltd.	103,116
1,940	Progressive Corp. (The)	41,050
1,900	Travelers Cos., Inc. (The)	104,880
3,500	Unum Group	78,470
		451,027
	MACHINERY-CONSTRUCTION & MINING - 0.8%
610	Caterpillar, Inc.	47,946

	MACHINERY-DIVERSIFIED - 1.5%
1,120	Deere & Co.	86,016

	MISCELLANEOUS MANUFACTURING - 4.3%
460	3M Co.	38,741
1,580	Dover Corp.	83,898
910	Eaton Corp.	80,835
880	Illinois Tool Works, Inc.	40,216
		243,690

See accompanying notes to financial statements.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	OIL & GAS - 7.1%
1,020	Apache Corp.	$ 103,040
3,220	Chesapeake Energy Corp.	69,874
1,550	Devon Energy Corp.	100,781
1,400	Newfield Exploration Co. *	83,468
1,400	Rowan Cos., Inc. *	46,060
		403,223
	OIL & GAS SERVICES - 3.7%
2,850	Halliburton Co.	90,801
2,240	National Oilwell Varco, Inc.	120,422
		211,223
	PHARMACEUTICALS - 6.0%
2,060	Abbott Laboratories	105,719
2,460	AmerisourceBergen Corp.	80,737
1,000	Cephalon, Inc. *	66,440
2,300	Endo Pharmaceuticals Holdings, Inc. *	84,502
		337,398
	REAL ESTATE - 0.9%
1,640	Brookfield Asset Management, Inc.	48,741

	REITS - 0.8%
2,460	Annaly Capital Management, Inc.	43,567

	RETAIL - 4.9%
2,200	Best Buy Co., Inc.	94,556
4,600	Macy's, Inc.	108,744
1,660	TJX Cos., Inc.	76,177
		279,477
	SEMICONDUCTORS - 6.7%
3,000	Analog Devices, Inc.	101,010
5,400	Intel Corp.	108,378
3,540	Marvell Technology Group, Ltd. *	68,357
3,500	Texas Instruments, Inc.	103,495
		381,240
	SOFTWARE - 1.0%
2,433	CA, Inc.	56,470

	TELECOMMUNICATIONS - 3.9%
1,900	BCE, Inc. (Canada)	63,669
1,240	CenturyLink, Inc.	51,311
1,028	QUALCOMM, Inc.	46,395
1,900	Verizon Communications, Inc.	61,693
		223,068

See accompanying notes to financial statements.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	TRANSPORTATION - 0.8%
680	United Parcel Service, Inc. - Class B	$ 45,791

	TOTAL COMMON STOCK (Cost - $5,158,924)	5,578,625

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
48,953	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.27%**
	(Cost - 48,953)	48,953

	TOTAL INVESTMENTS - 99.3% (Cost - $5,207,877)(a)	$ 5,627,578
	OTHER ASSETS LESS LIABILITIES - 0.7%	29,297
	NET ASSETS - 100.0%	$ 5,656,875

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,210,635 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 467,442
	Unrealized depreciation	(50,499)
	Net unrealized appreciation	$ 416,943
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010

Shares		Value
	COMMON STOCK - 98.2%
	AEROSPACE/DEFENSE - 1.8%
720	AAR Corp. *	$ 15,869

	APPAREL - 1.7%
660	Oxford Industries, Inc.	15,200

	AUTO PARTS & EQUIPMENT - 2.1%
940	Federal-Mogul Corp. *	18,640

	BANKS - 5.5%
720	Community Bank System, Inc.	16,826
590	Community Trust Bancorp, Inc.	16,113
230	M&T Bank Corp.	17,193
		50,132
	CHEMICALS - 3.6%
200	Eastman Chemical Co.	15,714
160	Lubrizol Corp.	16,398
		32,112
	COMMERCIAL SERVICES - 2.0%
870	Deluxe Corp.	17,783

	COMPUTERS - 3.3%
840	iGate Corp.	17,170
390	Western Digital Corp. *	12,488
		29,658
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
560	NYSE Euronext	17,158

	ELECTRIC - 3.9%
580	Northeast Utilities	18,142
990	TECO Energy, Inc.	17,414
		35,556
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
230	Energizer Holdings, Inc. *	17,199
1,200	Power-One, Inc. *	12,492
		29,691
	ELECTRONICS - 5.3%
560	Arrow Electronics, Inc. *	16,582
1,020	Jabil Circuit, Inc.	15,647
500	Tyco Electronics, Ltd.	15,840
		48,069
	ENTERTAINMENT - 1.4%
720	Cinemark Holdings, Inc.	12,636

	FOOD - 1.8%
350	Hormel Foods Corp.	16,072

	FOREST PRODUCTS & PAPER - 1.9%
650	MeadWestvaco Corp.	16,725

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	GAS - 1.9%
440	AGL Resources, Inc.	$ 17,274

	HEALTHCARE-PRODUCTS - 1.4%
80	Atrion Corp.	13,030

	HEALTHCARE-SERVICES - 2.3%
350	Humana, Inc. *	20,402

	INSURANCE - 7.4%
410	Assurant, Inc.	16,211
920	Horace Mann Educators Corp.	17,195
210	PartnerRe, Ltd.	16,657
750	Unum Group	16,815
		66,878
	MACHINERY-CONSTRUCTION & MINING - 1.9%
240	Joy Global, Inc.	17,028

	MISCELLANEOUS MANUFACTURING - 3.5%
290	AO Smith Corp.	16,249
285	Dover Corp.	15,134
		31,383
	OIL & GAS - 3.7%
280	Newfield Exploration Co. *	16,694
520	Rowan Cos., Inc. *	17,108
		33,802
	OIL & GAS SERVICES - 1.9%
340	Oil States International, Inc. *	17,381

	PACKAGING & CONTAINERS - 1.8%
500	Bemis Co., Inc.	15,880

	PHARMACEUTICALS - 6.5%
580	AmerisourceBergen Corp.	19,036
280	Cephalon, Inc. *	18,603
580	Endo Pharmaceuticals Holdings, Inc. *	21,309
		58,948
	REITS - 3.7%
780	Invesco Mortgage Capital, Inc.	16,840
920	Walter Investment Management Corp.	16,854
		33,694
	RETAIL - 9.3%
310	Advance Auto Parts, Inc.	20,144
1,100	Asbury Automotive Group, Inc. *	15,862
860	Cabela's, Inc. *	15,944
300	Cracker Barrel Old Country Store, Inc.	16,167
670	Macy's, Inc.	15,839
		83,956

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	SEMICONDUCTORS - 5.4%
720	Avago Technologies, Ltd. *	$ 17,770
1,950	ON Semiconductor Corp. *	14,957
1,460	Teradyne, Inc. *	16,410
		49,137
	TELECOMMUNICATIONS - 2.9%
440	Amdocs, Ltd. *	13,499
1,220	MetroPCS Communications, Inc. *	12,700
		26,199
	TRANSPORTATION - 3.4%
200	Canadian Pacific Railway, Ltd. (Canada)	13,028
400	Ryder System, Inc.	17,500
		30,528
	TRUCKING & LEASING - 1.7%
600	Textainer Group Holdings, Ltd.	15,588

	TOTAL COMMON STOCK (Cost - $825,710)	886,409

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
5,440	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.27%**
	(Cost $5,440)	5,440

	TOTAL INVESTMENTS - 98.8% (Cost - $831,150)(a)	$ 891,849
	OTHER ASSETS LESS LIABILITIES - 1.2%	11,511
	NET ASSETS - 100.0%	$ 903,360

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $831,150 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 65,908
	Unrealized depreciation	(5,209)
	Net unrealized appreciation	$ 60,699
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010

Shares				Value
	COMMON STOCK - 6.2%
	ELECTRIC - 0.4%
362	Pinnacle West Capital Corp.			$ 14,900

	HOLDING COMPANIES-DIVERSIFIED - 0.4%
1,018	Compass Diversified Holdings			17,337

	INVESTMENT COMPANIES - 0.2%
700	PennantPark Investment Corp.			7,784

	PIPELINES - 1.8%
222	Buckeye Partners LP			14,055
386	Enterprise Products Partners LP			16,540
500	MarkWest Energy Partners LP			19,060
500	Spectra Energy Corp.			11,885
200	Williams Partners LP			8,820
				70,360
	REITS - 1.6%
800	Annaly Capital Management, Inc.			14,168
300	Health Care REIT, Inc.			15,330
720	Invesco Mortgage Capital			15,545
1,000	Walter Investment Management Corp.			18,320
				63,363
	SEMICONDUCTORS - 0.3%
324	Microchip Technology, Inc.			10,426

	TELECOMMUNICATIONS - 1.5%
200	BCE, Inc. (Canada)			6,702
1,093	Consolidated Communications Holdings, Inc.			20,242
616	Verizon Communications, Inc.			20,001
500	Vodafone Group PLC (U.K.)			13,755
				60,700

	TOTAL COMMON STOCK (Cost - $222,857)			244,870

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 66.4%
	AUTO PARTS & EQUIPMENT - 1.4%
$50,000	Johnson Controls, Inc.	5.500%	1/15/2016	56,659

	BANKS - 8.8%
60,000	Bank of New York Mellon Corp. (The)	4.300%	5/15/2014	65,777
65,000	BB&T Corp.	4.750%	10/1/2012	68,988
70,000	Fifth Third Bancorp	4.500%	6/1/2018	69,139
70,000	Morgan Stanley	5.450%	1/9/2017	74,025
70,000	Regions Financial Corp.	5.750%	6/15/2015	72,134
				350,063
	CHEMICALS - 1.3%
48,000	Praxair, Inc.	4.375%	3/31/2014	52,674

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Par Value		Coupon Rate %	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
$100,000	HSBC Finance Corp.	0.539%	1/15/2014	$ 95,141

	ELECTRIC - 6.9%
100,000	Entergy Gulf States, Inc.	4.875%	11/1/2011	100,221
70,000	FirstEnergy Corp.	6.450%	11/15/2011	73,072
100,000	Progress Energy, Inc.	7.100%	3/1/2011	102,012
				275,305
	FOOD - 1.7%
60,000	ConAgra Foods, Inc.	5.875%	4/15/2014	68,129

	INSURANCE - 1.3%
50,000	Hartford Financial Services Group, Inc.	5.500%	10/15/2016	53,043

	MORTGAGE BACKED SECURITIES - 0.4%
2,020	Branch Banking & Trust	7.000%	2/15/2024	2,281
2,050	Chase Home Finance LLC	6.500%	4/15/2026	2,298
798	CitiMortgage Inc	7.000%	8/15/2023	907
2,243	Midfirst Bank	9.000%	5/15/2021	2,577
168	Midfirst Bank	9.000%	2/15/2022	189
719	Wells Fargo Home Mortgage	9.000%	6/15/2021	807
1,231	Wells Fargo Home Mortgage	8.500%	4/15/2022	1,413
823	Wells Fargo Home Mortgage	7.000%	9/15/2023	938
5,244	Wells Fargo Home Mortgage	6.500%	1/15/2024	5,885
				17,295
	MUNICIPAL - 13.1%
85,000	Maryland Community Development Administration	6.500%	3/1/2043	86,775
65,000	Missouri Housing Development Commission	6.250%	9/1/2032	69,020
100,000	New Hampshire Housing Finance Authority	5.533%	7/1/2037	99,517
60,000	New Mexico Mortgage Finance Authority	1.800%	9/1/2012	60,290
40,000	New Mexico Mortgage Finance Authority	5.820%	7/1/2030	40,728
25,000	New Mexico Mortgage Finance Authority	6.350%	1/1/2028	26,145
50,000	Oklahoma Housing Finance Agency	5.410%	3/1/2014	54,084
85,000	Wisconsin Housing & Economic Development Authority	5.530%	3/1/2038	84,258
				520,817
	OIL & GAS - 7.1%
100,000	ATP Oil & Gas Corp.	11.875%	5/1/2015	91,000
100,000	Transocean, Inc.	6.000%	3/15/2018	108,006
78,000	Transocean, Inc.	5.250%	3/15/2013	82,531
				281,537
	PIPELINES - 3.7%
30,000	Oneok, Inc.	5.200%	6/15/2015	33,345
100,000	Spectra Energy Capital LLC	5.668%	8/15/2014	112,460
				145,805
	U.S. GOVERNMENT - 11.3%
40,000	United States Treasury Note	2.375%	2/28/2015	42,378
140,000	United States Treasury Note - TIP Bond	3.375%	1/15/2012	180,242
205,000	United States Treasury Note - TIP Bond	2.000%	4/15/2012	228,561
				451,181

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Par Value		Coupon Rate %	Maturity	Value
	U.S. GOVERNMENT AGENCY - 7.0%
$36,424	Federal Home Loan Mortgage Corporation	2.796%	1/1/2024	$ 37,361
18,325	Federal Home Loan Mortgage Corporation	2.512%	11/1/2018	18,987
40,000	Federal National Mortgage Association	4.625%	10/15/2014	45,650
72,040	Federal National Mortgage Association	3.198%	1/1/2017	74,105
3,313	Government National Mortgage Association	8.000%	2/15/2023	3,761
5,237	Government National Mortgage Association	7.500%	12/15/2023	6,122
18,718	Government National Mortgage Association	7.000%	4/15/2028	21,327
8,916	Government National Mortgage Association	6.500%	2/15/2027	9,941
50,074	Government National Mortgage Association	3.625%	9/20/2030	50,546
12,253	Government National Mortgage Association	3.625%	7/20/2025	12,417
				280,217

	TOTAL BONDS & NOTES (Cost - $2,579,356)			2,647,866

Shares	PREFERRED STOCK - 23.2%	Rate
	AUTO MANUFACTURERS - 0.6%
1,000	Ford Motor Co.	7.500%		25,840

	BANKS - 4.6%
800	Barclays Bank PLC (U.K.)	6.625%		19,320
800	Barclays Bank PLC (U.K.)	7.750%		20,576
1,000	HSBC Holdings PLC	8.125%		27,380
1,000	PNC Capital Trust E	7.750%		26,570
1,000	Santander Finance Preferred SA Unipersonal (Brazil)	6.410%		24,000
800	Susquehana Capital Group	9.375%		21,280
1,800	USB Capital VIII	6.350%		45,144
				184,270
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
1,200	Corporate-Backed Trust Certificates	8.200%		30,408
1,000	Deutsche Bank Capital Funding Trust X	7.350%		25,350
1,000	Deutsche Bank Contingent Capital Trust V	8.050%		27,080
1,200	National City Capital Trust IV	8.000%		31,200
				114,038
	ELECTRIC - 0.7%
1,000	Dominion Resources, Inc.	8.375%		29,000

	INSURANCE - 7.5%
1,000	AAG Holding Co., Inc.	7.500%		25,143
2,200	American Financial Group, Inc.	7.125%		55,022
1,400	Aspen Insurance Holdings Ltd.	7.401%		33,950
1,600	Axis Capital Holdings Ltd.	7.250%		40,128
1,200	Endurance Specialty Holdings, Ltd.	7.750%		30,732
1,200	Hartford Financial Service Group, Inc.	7.250%		29,460
1,000	ING Groep NV (Netherlands)	7.200%		24,210
2,600	ING Groep NV (Netherlands)	7.375%		62,400
				301,045
	OIL & GAS - 1.2%
2,000	GMX Resources, Inc.	9.250%		47,900

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Rate		Value
	REITS - 5.2%
1,000	Digital Realty Trust, Inc.	7.875%		$ 25,460
1,200	Duke Realty Corp.	7.250%		30,108
1,800	Entertainment Properties Trust	7.750%		44,982
1,800	Health Care REIT, Inc.	7.875%		46,260
1,400	Kimco Realty Corp.	7.750%		35,700
1,000	Public Storage	7.250%		25,360
				207,870
	SAVINGS & LOANS - 0.5%
800	Sovereign Capital Trust V	7.750%		20,488

	TOTAL PREFERRED STOCK (Cost - $901,484)			930,451

	CLOSED END FUNDS - 0.8%
	FINANCIAL - 0.8%
1,500	DWS Multi-Market Income Trust			15,720
1,100	Eaton Vance Enhanced Equity Income Fund II			14,465
	(Cost - $28,865)			30,185

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
82,387	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.27% *
	(Cost - $82,387)			82,387

	TOTAL INVESTMENTS - 98.7% (Cost - $3,814,949)(a)			$ 3,935,759
	OTHER ASSETS LESS LIABILITIES - 1.3%			54,297
	NET ASSETS - 100.0%			$ 3,990,056

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,815,976 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation			$ 130,832
	Unrealized depreciation			(11,049)
	Net unrealized appreciation			$ 119,783

* Money market fund; interest rate reflects seven day effective yield on October 31, 2010.

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010

Shares		Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 3.6%
900	General Dynamics Corp.	$ 61,308
1,050	Northrop Grumman Corp.	66,370
		127,678
	AGRICULTURE - 3.1%
1,620	Archer-Daniels-Midland Co.	53,978
650	Lorillard, Inc.	55,471
		109,449
	AUTO PARTS & EQUIPMENT - 2.0%
990	Autoliv, Inc.	70,587

	BANKS - 7.7%
1,000	Bank of Montreal (Canada)	59,250
420	Goldman Sachs Group, Inc. (The)	67,599
1,570	JPMorgan Chase & Co.	59,079
1,170	PNC Financial Services Group, Inc.	63,063
800	Wells Fargo & Co.	20,864
		269,855
	BEVERAGES - 1.3%
1,260	Dr Pepper Snapple Group, Inc.	46,053

	CHEMICALS - 2.4%
830	EI du Pont de Nemours & Co.	39,242
430	Lubrizol Corp.	44,071
		83,313
	COMPUTERS - 7.1%
240	Apple, Inc. *	72,209
2,760	EMC Corp./Massachusetts *	57,988
1,420	Hewlett-Packard Co.	59,725
430	International Business Machines Corp.	61,748
		251,670
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,340	Ameriprise Financial, Inc.	69,265

	ELECTRIC - 3.6%
2,040	Northeast Utilities	63,811
3,570	TECO Energy, Inc.	62,796
		126,607
	ELECTRONICS - 1.8%
2,000	Tyco Electronics, Ltd.	63,360

	FOOD - 1.5%
1,140	Hormel Foods Corp.	52,349

	HEALTHCARE-PRODUCTS - 1.5%
850	Johnson & Johnson	54,120

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	HEALTHCARE-SERVICES - 3.9%
998	DaVita, Inc. *	$ 71,607
1,870	UnitedHealth Group, Inc.	67,414
		139,021
	HOME FURNISHINGS - 1.8%
860	Whirlpool Corp.	65,214

	HOUSEHOLD PRODUCTS/WARES - 1.4%
780	Kimberly-Clark Corp.	49,405

	INSURANCE - 3.7%
1,600	Assurant, Inc.	63,264
2,930	Unum Group	65,691
		128,955
	MACHINERY-DIVERSIFIED - 1.8%
810	Deere & Co.	62,208

	MEDIA - 2.1%
3,650	Comcast Corp.	75,117

	MINING - 1.3%
480	Freeport-McMoRan Copper & Gold, Inc.	45,446

	MISCELLANEOUS MANUFACTURING - 3.6%
1,210	Dover Corp.	64,251
3,930	General Electric Co.	62,959
		127,210
	OIL & GAS - 11.2%
700	Apache Corp.	70,714
740	Chevron Corp.	61,131
1,140	ConocoPhillips	67,716
940	Exxon Mobil Corp.	62,482
1,750	Marathon Oil Corp.	62,248
2,330	Seadrill, Ltd.	70,902
		395,193
	PHARMACEUTICALS - 8.1%
1,320	Abbott Laboratories	67,742
1,080	Herbalife, Ltd.	68,969
1,130	McKesson Corp.	74,557
3,610	Mylan, Inc./PA *	73,355
		284,623
	REITS - 1.7%
3,440	Annaly Capital Management, Inc.	60,922

	RETAIL - 5.9%
3,280	Macy's, Inc.	77,539
1,180	Ross Stores, Inc.	69,608
1,120	Wal-Mart Stores, Inc.	60,670
		207,817

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010

Shares		Value
	SEMICONDUCTORS - 4.4%
920	Analog Devices, Inc.	$ 30,976
2,130	Texas Instruments, Inc.	62,984
2,250	Xilinx, Inc.	60,323
		154,283
	SOFTWARE - 4.0%
2,660	Microsoft Corp.	70,862
2,340	Oracle Corp.	68,796
		139,658
	TELECOMMUNICATIONS - 4.8%
1,960	AT&T, Inc.	55,860
1,590	BCE, Inc. (Canada)	53,282
3,260	Corning, Inc.	59,593
		168,735
	TRANSPORTATION - 1.7%
690	Union Pacific Corp.	60,499

	TOTAL COMMON STOCK (Cost - $3,125,196)	3,488,612

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
33,744	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.27%**
	(Cost $33,744)	33,744

	TOTAL INVESTMENTS - 100.0% (Cost - $3,158,940)(a)	$ 3,522,356
	OTHER ASSETS LESS LIABILITIES - 0.0%	4,883
	NET ASSETS - 100.0%	$ 3,527,239

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,159,001 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 381,442
	Unrealized depreciation	(18,087)
	Net unrealized appreciation	$ 363,355
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010

	Epiphany	Epiphany	Epiphany	Epiphany
	FFV	FFV Focused	FFV Strategic	Large Cap Core
	Fund	Fund	Income Fund	Fund
Assets:
Investments, at cost	$ 5,207,877	$ 831,150	$ 3,814,949	$ 3,158,940

Investments in securities, at value	$ 5,627,578	$ 891,849	$ 3,935,759	$ 3,522,356
Cash	6,733	-	-	-
Receivable for fund shares sold	11,000	-	-	-
Receivable for securities sold	-	-	124	-
Receivable from manager	22,061	30,828	37,337	39,897
Interest and dividends receivable	6,500	320	33,564	4,364
Prepaid expenses and other assets	16,843	-	-	-
Total Assets	5,690,715	922,997	4,006,784	3,566,617

Liabilities:
Compliance officer fees payable	1,233	1,802	2,191	5,359
Fund accounting fees payable	1,224	1,253	1,573	1,853
Payable for distribution fees	1,028	189	814	719
Transfer agent fees payable	1,012	1,189	904	3,629
Administration fees payable	987	364	662	1,039
Custody fees payable	441	2,020	1,190	864
Trustees fees payable	234	42	-	478
Accrued expenses and other liabilities	27,681	12,778	9,394	25,437
Total Liabilities	33,840	19,637	16,728	39,378

Net Assets	$ 5,656,875	$ 903,360	$ 3,990,056	$ 3,527,239

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$ 5,283,970	$ 842,661	$ 3,867,776	$ 3,181,452
Undistributed net investment income	-	-	2,228	1,167
Accumulated net realized loss on investments	(46,796)	-	(758)	(18,796)
Net unrealized appreciation on investments	419,701	60,699	120,810	363,416
Net Assets	$ 5,656,875	$ 903,360	$ 3,990,056	$ 3,527,239

Net Asset Value Per Share
Class N
Net Assets	$ 5,374,484	$ 884,427	$ 3,831,529	$ 3,523,859
Shares of beneficial interest outstanding	607,364	77,128	373,455	297,813
Net asset value, offering and redemption price per share (a)	$ 8.85	$ 11.47	$ 10.26	$ 11.83

Class A
Net Assets	$ 199,228	$ 6,554	$ 41,289	$ 3,368
Shares of beneficial interest outstanding	22,469	572	4,021	285
Net asset value and redemption price per share (a)	$ 8.87	$ 11.46	$ 10.27	$ 11.84
Offering price per share (maximum sales charge of 5.00%)	$ 9.22	$ 12.06	$ 10.81	$ 12.46

Class C
Net Assets	$ 83,163	$ 12,379	$ 12,421	$ 12
Shares of beneficial interest outstanding	9,446	1,079	1,211	1
Net asset value, offering and redemption price per share (a,b)	$ 8.80	$ 11.47	$ 10.26	$ 11.83

Class I
Net Assets	n/a	n/a	$ 104,817	n/a
Shares of beneficial interest outstanding	n/a	n/a	10,233	n/a
Net asset value, offering and redemption price per share (a)	n/a	n/a	$ 10.24	n/a

(a)	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
(b)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF OPERATIONS
October 31, 2010

	Epiphany	Epiphany	Epiphany	Epiphany
	FFV	FFV Focused	FFV Strategic	Large Cap Core
	Fund	Fund	Income Fund	Fund
Investment Income:
Interest income	$ 393	$ 44	$ 41,593	$ 139
Dividend income	116,364	6,944	48,347	24,003
Less: Foreign withholding taxes	(927)	(74)	(294)	(199)
Total Investment Income	115,830	6,914	89,646	23,943

Operating Expenses:
Management fees	35,108	2,910	8,834	7,776
Distribution fees:
Class N Shares	13,154	969	4,251	2,592
Class A Shares	261	1	10	-
Class C Shares	741	1	1	-
Professional fees	35,110	5,320	13,894	15,068
Administration fees	23,711	11,468	14,968	12,168
Fund accounting fees	23,144	10,586	10,906	11,186
Registration fees	17,466	15,001	13,017	15,001
Transfer agent fees	11,065	6,752	7,422	9,352
Trustees' fees	10,225	868	2,001	2,827
Compliance officer fees	9,722	2,695	6,533	7,636
Custodian fees	8,758	4,665	4,359	5,465
Printing and postage expense	3,491	1,596	3,868	4,521
Custody overdraft expense	2,235	-	-	73
Insurance expense	756	1,064	79	3,014
Miscellaneous expenses	10,503	2,958	3,227	2,957
Total Operating Expenses	205,450	66,854	93,370	99,636
Less: Fees waived and expenses reimbursed	(112,201)	(60,136)	(71,605)	(84,142)
Net Operating Expenses	93,249	6,718	21,765	15,494

Net Investment Income	22,581	196	67,881	8,449

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	245,340	765	(1,550)	(18,796)
Net change in unrealized appreciation
from investments	457,695	60,699	120,810	363,416
Net Realized and Unrealized
Gain on Investments	703,035	61,464	119,260	344,620

Net Increase in Net Assets
Resulting From Operations	$ 725,616	$ 61,660	$ 187,141	$ 353,069

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Epiphany FFV Fund		Epiphany FFV Focused Fund

	Year Ended	Year Ended	Period Ended
	October 31, 2010	October 31, 2009	October 31, 2010 (a)

Operations:
Net investment income	$ 22,581	$ 16,932	$ 196
Net realized gain (loss) on investments	245,340	(165,146)	765
Net change in unrealized appreciation
on investments	457,695	433,519	60,699
Net increase in net assets
resulting from operations	725,616	285,305	61,660

Distributions to Shareholders:
Net Investment Income:
Class N	(23,651)	(17,784)	(1,066)
Class A	(424)	(556)	-
Class C	(51)	(17)	-
Total Dividends and Distributions
to Shareholders	(24,126)	(18,357)	(1,066)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	6,862,038	1,068,638	845,609
Class A	94,081	32,215	6,448
Class C	63,008	11,300	12,390
Reinvestment of dividends and distributions
Class N	22,548	16,328	1,066
Class A	424	556	-
Class C	51	17	-
Cost of shares redeemed
Class N	(4,905,787)	(156,241)	(22,747)
Class A	(12)	(13,035)	-
Class C	(44)	(7,875)	-
Net increase in net assets from
share transactions of beneficial interest	2,136,307	951,903	842,766

Total Increase in Net Assets	2,837,797	1,218,851	903,360

Net Assets:
Beginning of period	2,819,078	1,600,227	-
End of period*	$ 5,656,875	$ 2,819,078	$ 903,360
* Includes undistributed net investment
income (loss) at end of period	$ -	$ 1,063	$ -

(a) The Epiphany FFV Focused Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Fund		Epiphany FFV Focused Fund

	Year Ended	Year Ended	Period Ended
	October 31, 2010	October 31, 2009	October 31, 2010 (a)

SHARE ACTIVITY
Class N:
Shares Sold	839,525	160,418	79,064
Shares Reinvested	2,695	2,459	100
Shares Redeemed	(591,987)	(24,705)	(2,036)
Net increase in shares of beneficial
interest outstanding	250,233	138,172	77,128

Class A:
Shares Sold	11,358	5,105	572
Shares Reinvested	51	82	-
Shares Redeemed	(1)	(2,108)	-
Net increase in shares of beneficial
interest outstanding	11,408	3,079	572

Class C:
Shares Sold	7,998	1,447	1,079
Shares Reinvested	6	3	-
Shares Redeemed	(5)	(1,105)	-
Net increase in shares of beneficial
interest outstanding	7,999	345	1,079

(a) The Epiphany FFV Focused Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Strategic Income Fund	Epiphany Large Cap Core Fund

	Period Ended	Period Ended
	October 31, 2010 (a)	October 31, 2010 (a)

Operations:
Net investment income	$ 67,881	$ 8,449
Net realized gain (loss) on investments	(1,550)	(18,796)
Net change in unrealized appreciation
on investments	120,810	363,416
Net increase in net assets
resulting from operations	187,141	353,069

Distributions to Shareholders:
Net Investment Income:
Class N	(62,385)	(7,282)
Class A	(145)	-
Class I	(2,331)	-
Total Dividends and Distributions
to Shareholders	(64,861)	(7,282)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	3,656,359	3,205,627
Class A	40,764	3,365
Class C	12,390	11
Class I	100,010	-
Reinvestment of dividends and distributions
Class N	62,385	7,282
Class A	145	-
Class I	2,331	-
Cost of shares redeemed
Class N	(6,598)	(34,833)
Class I	(10)	-
Net increase in net assets from
share transactions of beneficial interest	3,867,776	3,181,452

Total Increase in Net Assets	3,990,056	3,527,239

Net Assets:
Beginning of period	-	-
End of period*	$ 3,990,056	$ 3,527,239
* Includes undistributed net investment
income at end of period	$ 2,228	$ 1,167

(a) The Epiphany FFV Strategic Income Fund and Large Cap Core Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Epiphany FFV Strategic Income Fund	Epiphany Large Cap Core Fund

	Period Ended	Period Ended
	October 31, 2010 (a)	October 31, 2010 (a)

SHARE ACTIVITY
Class N:
Shares Sold	367,902	300,286
Shares Reinvested	6,203	653
Shares Redeemed	(650)	(3,126)
Net increase in shares of beneficial
interest outstanding	373,455	297,813

Class A:
Shares Sold	4,007	285
Shares Reinvested	14	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	4,021	285

Class C:
Shares Sold	1,211	1
Shares Reinvested	-	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1,211	1

Class I:
Shares Sold	10,001	-
Shares Reinvested	233	-
Shares Redeemed	(1)	-
Net increase in shares of beneficial
interest outstanding	10,233	-

(a) The Epiphany FFV Strategic Income Fund and Large Cap Core Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class N

	Year Ended		Year Ended	Year Ended	Period Ended
	October 31,		October 31,	October 31,	October 31,
	2010		2009	2008	2007 *

Net asset value, beginning of period	$ 7.63		$ 7.02	$ 10.05	$ 10.00
Activity from investment operations:
Net investment income (1)	0.04		0.06	0.08	0.06
Net realized and unrealized gain (loss)	1.22		0.61	(2.90)	0.03
Total from investment operations	1.26		0.67	(2.82)	0.09
Less distributions from:
Net investment income	(0.04)		(0.06)	(0.07)	(0.04)
Net realized gains	-		-	(0.14)	-
Total distributions	(0.04)		(0.06)	(0.21)	(0.04)

Paid in capital from redemption fees	0.00	(2)	-	-	-

Net asset value, end of period	$ 8.85		$ 7.63	$ 7.02	$ 10.05

Total return (3,4)	16.53%		9.76%	(28.55)%	0.92%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 5,374		$ 2,724	$ 1,536	$ 1,193
Ratios of gross expenses to
average net assets:	3.77%		8.22%	10.55%	33.92%	(6)
Ratios of net expenses to
average net assets:	1.70%		1.50%	1.50%	1.50%	(6)
Ratios of net investment income to
average net assets:	0.43%		0.84%	0.95%	0.71%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(1.64)%		(5.87)%	(8.10)%	(31.71)%	(6)
Portfolio turnover rate	174%		41%	80%	116%

*	The Epiphany FFV Fund Class N commenced operations on January 8, 2007.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in an amount less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	Year Ended		Year Ended	Period Ended
	October 31,		October 31,	October 31,
	2010		2009	2008 *

Net asset value, beginning of period	$ 7.62		$ 7.02	$ 8.77
Activity from investment operations:
Net investment income (1)	0.03		0.06	0.04
Net realized and unrealized gain (loss)	1.25		0.60	(1.75)
Total from investment operations	1.28		0.66	(1.71)
Less distributions from:
Net investment income	(0.03)		(0.06)	(0.04)
Net realized gains	-		-	-
Total distributions	(0.03)		(0.06)	(0.04)

Paid in capital from redemption fees	0.00	(2)	-	-

Net asset value, end of period	$ 8.87		$ 7.62	$ 7.02

Total return (3,4)	16.88%		0.10%	(19.57)%	(5)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 199		$ 84	$ 56
Ratios of gross expenses to
average net assets:	3.75%		8.22%	10.53%	(6)
Ratios of net expenses to
average net assets:	1.69%		1.50%	1.50%	(6)
Ratios of net investment income to
average net assets:	0.36%		0.82%	0.90%	(6)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(1.70)%		(5.90)%	(8.13)%	(6)
Portfolio turnover rate	174%		41%	80%

*	The Epiphany FFV Fund Class A commenced operations on March 19, 2008.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Redemption fees resulted in an amount less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	Year Ended		Year Ended	Period Ended
	October 31,		October 31,	October 31,
	2010		2009	2008 *

Net asset value, beginning of period	$ 7.62		$ 7.00	$ 9.08
Activity from investment operations:
Net investment income (1)	(0.02)		0.01	0.00	(2)
Net realized and unrealized gain (loss)	1.21		0.63	(2.08)
Total from investment operations	1.19		0.64	(2.08)
Less distributions from:
Net investment income	(0.01)		(0.02)	(0.00)	(3)
Net realized gains	-		-	-
Total distributions	(0.01)		(0.02)	-

Paid in capital from redemption fees	0.00	(4)	-	-

Net asset value, end of period	$ 8.80		$ 7.62	$ 7.00

Total return (5,6)	15.57%		9.12%	(22.86)%	(7)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 83		$ 11	$ 8
Ratios of gross expenses to
average net assets:	4.51%		8.97%	11.13%	(8)
Ratios of net expenses to
average net assets:	2.45%		2.25%	2.25%	(8)
Ratios of net investment income to
average net assets:	(0.23)%		0.29%	0.04%	(8)
Ratios of net investment loss to
average net assets - pre waiver/recapture	(2.29)%		(6.42)%	(8.83)%	(8)
Portfolio turnover rate	174%		41%	80%

*	The Epiphany FFV Fund Class C commenced operations on February 13, 2008.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3) Net investment income distribution was less than $0.01 per share.
(4) Redemption fees resulted in an amount less than $0.01 per share.
(5)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(6) Assumes reinvestment of all dividends and distributions, if any.
(7) Not annualized
(8) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class N

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.00
Net realized and unrealized gain (loss)	1.49
Total from investment operations	1.49
Less distributions from:
Net investment income	(0.02)
Net realized gains	-
Total distributions	(0.02)

Net asset value, end of period	$ 11.47

Total return (3,4,5)	14.88%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 884
Ratios of gross expenses to
average net assets: (6)	17.42%
Ratios of net expenses to
average net assets: (6)	1.75%
Ratios of net investment income to
average net assets: (6)	0.05%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(15.61)%
Portfolio turnover rate	96%

* The Epiphany FFV Focused Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class A

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	(0.01)
Net realized and unrealized gain (loss)	1.47
Total from investment operations	1.46
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	0.00

Net asset value, end of period	$ 11.46

Total return (2,3,4)	9.56%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 7
Ratios of gross expenses to
average net assets: (5)	11.03%
Ratios of net expenses to
average net assets: (5)	1.75%
Ratios of net investment income to
average net assets: (5)	(1.47)%
Ratios of net investment loss to
average net assets - pre waiver/recapture (5)	(10.75)%
Portfolio turnover rate	96%

* The Epiphany FFV Focused Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

		Period Ended
		October 31,
		2010 *

Net asset value, beginning of period		$ 10.00
Activity from investment operations:
	Net investment income (1,2)	0.00
	Net realized and unrealized gain (loss)	1.47
	Total from investment operations	1.47
Less distributions from:
	Net investment income	-
	Net realized gains	-
Total distributions		0.00

Net asset value, end of period		$ 11.47

Total return (3,4,5)		9.66%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 12
	Ratios of gross expenses to
	average net assets: (6)	14.75%
	Ratios of net expenses to
	average net assets: (6)	2.50%
	Ratios of net investment income to
	average net assets: (6)	(2.50)%
	Ratios of net investment loss to
	average net assets - pre waiver/recapture (6)	(14.75)%
	Portfolio turnover rate	96%

*	The Epiphany FFV Focused Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment loss per share resulted in less than $0.01 per share.
(3)	Net investment income distribution was less than $0.01 per share.
(4)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(5)	Assumes reinvestment of all dividends and distributions, if any.
(6)	Not annualized
(7)	Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class N

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	0.24
Net realized and unrealized gain (loss)	0.22
Total from investment operations	0.46
Less distributions from:
Net investment income	(0.20)
Net realized gains	-
Total distributions	(0.20)

Net asset value, end of period	$ 10.26

Total return (2,3,4)	4.70%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,832
Ratios of gross expenses to
average net assets: (5)	5.27%
Ratios of net expenses to
average net assets: (5)	1.25%
Ratios of net investment income to
average net assets: (5)	3.86%
Ratios of net investment loss to
average net assets - pre waiver/recapture (5)	(0.16)%
Portfolio turnover rate	35%

* The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class A

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	0.05
Net realized and unrealized gain (loss)	0.26
Total from investment operations	0.31
Less distributions from:
Net investment income	(0.04)
Net realized gains	-
Total distributions	(0.04)

Net asset value, end of period	$ 10.27

Total return (2,3,4)	3.20%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 41
Ratios of gross expenses to
average net assets: (5)	4.29%
Ratios of net expenses to
average net assets: (5)	1.25%
Ratios of net investment income to
average net assets: (5)	4.10%
Ratios of net investment income to
average net assets - pre waiver/recapture (5)	1.06%
Portfolio turnover rate	35%

* The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class C

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.00
Net realized and unrealized gain (loss)	0.26
Total from investment operations	0.26
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	0.00

Net asset value, end of period	$ 10.26

Total return (3,4,5)	2.70%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 12
Ratios of gross expenses to
average net assets: (6)	6.18%
Ratios of net expenses to
average net assets: (6)	2.00%
Ratios of net investment income to
average net assets: (6)	1.92%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(2.26)%
Portfolio turnover rate	35%

* The Epiphany FFV Strategic Income Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class I

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	0.24
Net realized and unrealized gain (loss)	0.23
Total from investment operations	0.47
Less distributions from:
Net investment income	(0.23)
Net realized gains	-
Total distributions	(0.23)

Net asset value, end of period	$ 10.24

Total return (2,3,4)	4.78%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 105
Ratios of gross expenses to
average net assets: (5)	6.48%
Ratios of net expenses to
average net assets: (5)	1.00%
Ratios of net investment income to
average net assets: (5)	3.90%
Ratios of net investment loss to
average net assets - pre waiver/recapture (5)	(1.60)%
Portfolio turnover rate	35%

* The Epiphany FFV Strategic Income Fund Class I commenced operations on March 16, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class N

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1)	0.06
Net realized and unrealized gain (loss)	1.81
Total from investment operations	1.87
Less distributions from:
Net investment income	(0.04)
Net realized gains	-
Total distributions	(0.04)

Net asset value, end of period	$ 11.83

Total return (2,3,4)	18.76%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,524
Ratios of gross expenses to
average net assets: (5)	9.63%
Ratios of net expenses to
average net assets: (5)	1.50%
Ratios of net investment income to
average net assets: (5)	0.82%
Ratios of net investment loss to
average net assets - pre waiver/recapture (5)	(7.32)%
Portfolio turnover rate	32%

* The Epiphany Large Cap Core Fund Class N commenced operations on March 1, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class A

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.00
Net realized and unrealized gain (loss)	1.84
Total from investment operations	1.84
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	0.00

Net asset value, end of period	$ 11.84

Total return (3,4,5)	8.13%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3
Ratios of gross expenses to
average net assets: (6)	4.75%
Ratios of net expenses to
average net assets: (6)	1.50%
Ratios of net investment income to
average net assets: (6)	0.31%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(2.94)%
Portfolio turnover rate	32%

* The Epiphany Large Cap Core Fund Class A commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

Class C

Period Ended
October 31,
2010 *

Net asset value, beginning of period	$ 10.00
Activity from investment operations:
Net investment income (1,2)	0.00
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.83
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	0.00

Net asset value, end of period	$ 11.83

Total return (3,4,5)	8.04%
Ratios/Supplemental Data:
Net assets, end of period	$ 12
Ratios of gross expenses to
average net assets: (6)	5.50%
Ratios of net expenses to
average net assets: (6)	2.25%
Ratios of net investment income to
average net assets: (6)	(0.44)%
Ratios of net investment loss to
average net assets - pre waiver/recapture (6)	(3.69)%
Portfolio turnover rate	32%

* The Epiphany Large Cap Core Fund Class C commenced operations on July 28, 2010.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Net investment income per share resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and exclude the effect of applicable sales charges.

(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2010

(1)	ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust consists of four funds: the FFV Fund; the FFV Focused Fund; the FFV Strategic Income Fund and the Large Cap Core Fund (collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  The Funds are registered to offer four classes of shares, Class N, Class A, Class C and Class I.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Each of the Funds are diversified and have the following investment objective.  The investment objective of the FFV Fund and the FFV Focused Fund is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the FFV Strategic Income Fund is to seek income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the Large Cap Core Fund is to seek long-term growth of capital.  The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser").

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At October 31, 2010, no securities were fair valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,578,625	-	-	5,578,625
Money Market Funds	48,953	-	-	48,953
Total	5,627,578	-	-	5,627,578

Epiphany FFV Focused Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	886,409	-	-	886,409
Money Market Funds	5,440	-	-	5,440
Total	891,849	-	-	891,849

Epiphany FFV Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	244,870	-	-	244,870
Bonds & Notes	-	2,647,866	-	2,647,866
Preferred Stocks	-	930,451	-	930,451
Closed End Funds	30,185	-	-	30,185
Money Market Funds	82,387	-	-	82,387
Total	357,442	3,578,317	-	3,935,759

Epiphany Large Cap Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	3,488,612	-	-	3,488,612
Money Market Fund	33,744	-	-	33,744
Total	3,522,356	-	-	3,522,356

The Funds did not hold any Level 3 securities during the period.

b)         Federal Income Tax—The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2007-2009 returns and expected to be taken in the Funds’ 2010 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the period ended October 31, 2010, the Funds did not incur any interest or penalties.

c)         Security Transactions and Other Income—Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

d)         Distribution to Shareholders— The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Epiphany FFV Fund	Quarterly	Annually
Epiphany FFV Focused Fund	Quarterly	Annually
Epiphany FFV Strategic Income Fund	Monthly	Annually
Epiphany Large Cap Core Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

e)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

f)         Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)         Allocation of Expenses—Expenses specifically attributable to a particular Fund are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds of the Trust or another reasonable basis.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010

(3)	INVESTMENT TRANSACTIONS

For the period ended October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Epiphany FFV Fund	$ 18,880,911	$ 9,025,614
Epiphany FFV Focused Fund	1,395,518	570,575
Epiphany FFV Strategic Income Fund	4,693,849	948,426
Epiphany Large Cap Core Fund	3,681,556	537,565

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser (the “Adviser”).  A Trustee of the Trust is the Chief Executive Officer of the Adviser.

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV, FFV Focused and Large Cap Core Funds and 0.50% of the average daily net assets of the FFV Strategic Income Fund.  Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Dana Investment Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.075% of the FFV Fund, 0.5625% of the FFV Focused Fund, 0.375% of the FFV Strategic Income Fund and 0.6375% of the Large Cap Core Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until February 29, 2012 to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.75%, 2.50%, 1.75% and 1.50% per annum for Class A, C, N and I shares respectively, of the FFV and FFV Focused Funds’, 1.25%, 2.00%, 1.25%, and 1.00% per annum for Class A, C, N and I shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25%, 1.50% and 1.25% per annum for the Class A, C, N and I shares respectively, of the Large Cap Core Fund’s average daily net assets.  During the period ended October 31, 2010 the Adviser waived/reimbursed fees for the Funds as follows:

Fund

Waiver/Reimbursement

FFV Fund

$ 112,201

FFV Focused Fund

     60,136

FFV Strategic Income Fund

     71,605

Large Cap Core Fund

     84,142

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.75%, 2.50%, 1.75% and 1.50% per annum for Class A, C, N and I shares respectively, of the FFV and FFV Focused Funds’, 1.25%, 2.00%, 1.25%, and 1.00% per annum for Class A, C, N and I shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25%, 1.50% and 1.25% per annum for the Class A, C, N and I shares respectively, of the Large Cap Core Fund’s average daily net assets.  The Adviser may seek reimbursement only for expenses waived

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010

or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

These amounts will herein be referred to as the "expense limitations".  The expense limitations for the Epiphany FFV Fund have been raised from 1.50%, 1.50% and 2.25% for Class A, N and C shares respectively to 1.75%, 1.75% and 2.50%, respectively, for Class A, N and C shares under the current waiver agreement.

During the period ended October 31, 2010 the Adviser has the following waived expenses that may be recovered no later then the dates indicated:

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, Class N and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

(5)	REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended October 31, 2010, there was $50 of redemption fees assessed in the FFV Fund. None were assessed in the other Funds.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended October 31, 2010, was as follows:

The tax character of distributions for the year ended October 31, 2009, was as follows:

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010

As of October 31, 2010, the components of distributable earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and adjustments made for partnerships held by the Funds.  The difference between book basis and tax basis undistributed ordinary income is attributable primarily to adjustments made for partnerships held in the Funds.

At October 31, 2010, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on October 31st of the years indicated below:

	2017	2018	Total
FFV Fund	$ 44,038	$ -	$ 44,038
Large Cap Core Fund	-	(18,735)	(18,735)

Permanent book and tax differences, attributable primarily to distributions in excess of net investment income, tax treatment of short-term capital gains and adjustments for paydowns, real estate investment trusts and partnerships, resulted in reclassification for the period ended October 31, 2010 as follows:

	Paid in Capital	Undistributed net investment income/ (loss)	Accumulated net realized gain/ (loss) on investments
FFV Fund	$ (482)	$ 482	$ -
FFV Focused Fund	(105)	870	(765)
FFV Strategic Income Fund	-	(792)	792
Large Cap Core Fund	-	-	-

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of  October 31, 2010 Charles Schwab & Co., Inc. held 50.35% of the FFV Fund’s, 60.87% of the FFV Focused Fund’s, 58.87% of the FFV Strategic Income Fund’s and 56.35% of the Large Cap Core Fund’s shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control each of the respective Funds.

(8)	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010

(9)	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Epiphany Funds

We have audited the accompanying statements of assets and liabilities of the Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and the Epiphany Large Cap Core Fund (the “Funds”), each a series of Epiphany Funds, including the schedules of investments as of October 31, 2010 and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2010, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds, as of October 31, 2010, the results of their operations, changes in net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

December 29, 2010

EPIPHANY FUNDS

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period(a)	Ending Account Value 10/31/10	Expenses Paid During Period(c)

Epiphany FFV Fund – Class N	1.75%	$1,000.00	$1,012.50	$ 8.88	$1,016.38	$ 8.89
Epiphany FFV Fund – Class A	1.75%	$1,000.00	$1,014.40	$ 8.89	$1,016.38	$ 8.89
Epiphany FFV Fund – Class C	2.50%	$1,000.00	$1,008.00	$ 12.65	$1,012.60	$ 12.68
Epiphany FFV Focused Fund – Class N	1.75%	$1,000.00	$1,037.80	$ 8.99	$1,016.38	$ 8.89
Epiphany FFV Strategic Income Fund – Class N	1.25%	$1,000.00	$1,052.60	$ 6.47	$1,018.90	$ 6.36
Epiphany FFV Strategic Income Fund – Class I	1.00%	$1,000.00	$1,053.60	$ 5.18	$1,020.16	$ 5.09
Epiphany Large Cap Core Fund – Class N	1.50%	$1,000.00	$1,069.90	$ 7.83	$1,017.64	$ 7.63

	Fund’s Annualized Expense Ratio	Beginning Account Value 7/28/10	Ending Account Value 10/31/10	Expenses Paid During Period(b)	Ending Account Value 10/31/10	Expenses Paid During Period(c)

Epiphany FFV Focused Fund – Class A	1.75%	$1,000.00	$1,095.60	$ 4.82	$1,016.38	$ 8.89
Epiphany FFV Focused Fund – Class C	2.50%	$1,000.00	$1,096.60	$ 6.89	$1,012.60	$ 12.68
Epiphany FFV Strategic Income Fund – Class A	1.25%	$1,000.00	$1,032.00	$ 3.34	$1,018.90	$ 6.36
Epiphany FFV Strategic Income Fund – Class C	2.00%	$1,000.00	$1,027.00	$ 5.33	$1,015.12	$ 10.16
Epiphany Large Cap Core Fund – Class A	1.50%	$1,000.00	$1,081.30	$ 4.11	$1,017.64	$ 7.63
Epiphany Large Cap Core Fund – Class C	2.25%	$1,000.00	$1,080.40	$ 6.16	$1,013.86	$ 11.42

(a) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

(b) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 96 days and divided by 365.

 (c) Hypothetical Expenses Paid During Period, assumes that the Fund’s were in operation for the full six month period ended 10/31/10, and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

EPIPHANY FUNDS

SUPPLEMENTAL INFORMATION

October 31, 2010 (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Robert J. Mitchell 306 W. 7th Street Suite 888 Fort Worth, Texas 76102 Age: 62	Trustee	Indefinite/ Dec. 1, 2006- present	Insurance Producer, Mitchell & Moroneso Insurance Services, Inc., since 1988.	4	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, Texas 76798 Age: 58	Trustee	Indefinite/ Dec. 1, 2006 - present	Professor of Investments, Baylor University, since 1990. Principal, Retiree, Inc. since 2008.	4	Independent Director, CM Advisors Family of Funds
Joseph Kenneth Dalton 3613 Lands End St., Fort Worth, Texas 76109 Age: 69	Trustee	Indefinite/ June 22, 2009 - present	Retired	4	Independent Director, Rydex Mutual Funds and Rydex Variable Annuities; Independent Director, AA Sleeper Cab Co.

1The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Focus Fund, the Epiphany FFV Strategic income Fund and the Epiphany Large Cap Core Fund.

EPIPHANY FUNDS

SUPPLEMENTAL INFORMATION (Continued)

October 31, 2010 (Unaudited)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Samuel J. Saladino III [2] 2214 Michigan Ave. Suite E Arlington, TX 76013 Age: 37	President, Chairman and Trustee	Indefinite/ Dec. 1, 2006 – present (Trustee since Sept. 27, 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning, 1995-2004.	4	None
John Horan 2214 Michigan Ave. Suite E Arlington, TX 76013 Age: 64	Chief Compliance Officer	Indefinite/ Feb. 2010	Chief Compliance Officer, Trinity Fiduciary Partners, LLC, investment advisor, since 2008. Financial advisor, Edward Jones (2003-2007)	N/A	None
James Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Secretary	Indefinite / 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006-2008	N/A	N/A
Kevin Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Treasurer	Indefinite / 2010

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

				N/A	N/A

1 The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Focus Fund, the Epiphany FFV Strategic Income Fund and the Epiphany Large Cap Core Fund.

2 Samuel J. Saladino III is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment adviser.

NOTICE OF PRIVACY POLICY & PRACTICES

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-320-2185 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

2214 Michigan Ave., Suite E

Arlington, TX 76013

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)         A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FYE 10/31/10

$25,000

N/A

FYE 10/31/09

$12,000

N/A

FYE 10/31/08

$10,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 10/31/10

$0

N/A

FYE 10/31/09

$0

N/A

FYE 10/31/08

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 10/31/10

$7,200

N/A

FYE 10/31/09

$2,000

N/A

FYE 10/31/08

$1,500

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 10/31/10

$0

N/A

FYE 10/31/09

$0

N/A

FYE 10/31/08

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

N/A

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 10/31/10

$7,200

N/A

FYE 10/31/09

$2,000

N/A

FYE 10/31/08

$1,500

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 31, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Epiphany Funds

By (Signature and Title)

*

/s/

Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

1/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

1/10/11

By (Signature and Title)

*

/s/

Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

1/10/11

* Print the name and title of each signing officer under his or her signature.